Content Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Content Assets, Net [Line Items]
Useful lives of current and non-current content assets	12 months
Minimum [Member]
Content Assets, Net [Line Items]
Useful lives of current and non-current content assets	18 months
Maximum [Member]
Content Assets, Net [Line Items]
Useful lives of current and non-current content assets	36 months
Content Assets [Member]
Content Assets, Net [Line Items]
Amortization expenses	$ 1,087,900	$ 2,655,400
Impairment of Intangible Assets (Excluding Goodwill)	$ 14,300